united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite, 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 4/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Milestone Treasury Obligations Fund

Annual Report

April 30, 2020

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Milestone Treasury Obligations Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Milestone Treasury Obligations Fund

Letter to Our Shareholders

April 30, 2020

Dear Investors:

Over the past year ended April 30, 2020, the Federal Reserve (Fed) cut the Fed Funds rate five times, including an emergency rate cut of 1.00 percent to combat the economic effects of the pandemic, bringing the current Fed Funds target to 0.00 percent -0.25 percent . During this time, the Milestone Treasury Obligations Fund remained focused on its conservative investment philosophy and management discipline.

The Milestone Fund Institutional class ended the period with a 30-day yield of 0.07 percent. We continue to expect the Fed to remain at this level of short-term interest rates until more information is available regarding economic and employment situations across the nation.

We are proud to provide this report, which highlights the results of our conservative, compliance-driven investment philosophy implemented in the Milestone Treasury Obligations Fund. As we continue through 2020, we will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors. We look forward to continuing to work in partnership with you to address liquidity objectives and cash management priorities.

Thank you again for investing in the Milestone Treasury Obligations Fund and feel free to contact us directly to tell us how we can be of service to you. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5757-NLD-6/3/2020

1457-CLS-6/3/2020

Milestone Treasury Obligations Fund
PORTFOLIO SUMMARY (Unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN

All data is as of April 30, 2020. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS
April 30, 2020

	Principal	Interest	Maturity
	Amount	Rate*	Date	Fair Value

U.S. Government Obligations - 52.58%

U.S. Treasury Bills * - 52.58%
	$5,000,000	0.055-0.060%	5/7/20	$4,999,954
	35,000,000	0.060-0.135%	5/19/20	34,998,485
	10,000,000	0.095%	6/2/20	9,999,261
	25,000,000	0.256-0.265%	6/18/20	24,991,347
	7,500,000	0.263%	6/23/20	7,497,090
	15,000,000	1.570%	6/25/20	14,964,021
	21,000	0.125%	7/14/20	20,995
	8,717,000	0.280-0.305%	7/16/20	8,711,583
	25,000,000	0.140-0.179%	9/8/20	24,985,574
	20,000,000	0.190-0.273%	9/10/20	19,984,545
	10,000,000	0.226-0.243%	9/15/20	9,991,076
	40,000,000	0.300%	9/17/20	39,953,666
	5,000,000	0.165%	9/22/20	4,996,700
	5,000,000	0.100%	10/1/20	4,997,875
	2,500,000	0.182%	3/25/21	2,495,866

Total U.S. Government Obligations (Cost $213,588,038)				213,588,038

Repurchase Agreements - 52.34%

BNP Paribas Securities Corp., dated 4/30/2020, repurchase price $70,000,000, value at maturity including interest earned $70,000,058 (Collateralized by: U.S. Treasury Notes: $67,071,700, 1.375 - 2.375%, 5/15/2022 - 12/31/2024; aggregate market value plus accrued interest $71,399,142; U.S. Treasury Bond: $400, 8.750%, 8/15/2020; aggregate market value plus accrued interest $417; U.S. Treasury Inflationary Note: $100, 0.750%, 7/15/2028; aggregate market value plus accrued interest $114. U.S; Treasury Bill: $400, 0.000%, 3/25/2021; aggregate market value plus accrued interest $399)

70,000,000	0.030%	5/1/20	70,000,000

BNP Paribas Securities Corp., dated 4/30/2020, repurchase price $15,000,000, value at maturity including interest earned $15,000,117 (Collateralized by: U.S. Treasury Note: $14,451,500, 1.500%, 11/30/2024; aggregate market value plus accrued interest $15,300,013)

15,000,000	0.040%	5/7/20	15,000,000

Societe Generale, dated 4/30/2020, repurchase price $80,000,000, value at maturity including interest earned $80,000,067 (Collateralized by: U.S. Treasury Inflationary Notes: $82,344,802, 0.000%, 5/15/2023 - 11/15/2043; aggregate market value plus accrued interest $66,550,265; U.S. Treasury Notes: $7,605,200, 0.250 - 2.750%, 5/31/2020 - 4/30/2027; aggregate market value plus accrued interest $7,799,089; U.S. Treasury Inflationary Bond: $3,909,100, 0.625%, 2/15/2043; aggregate market value plus accrued interest $5,196,625; U.S. Treasury Bond: $100, 6.500%, 11/15/2026; aggregate market value plus accrued interest $142; U.S. Treasury Strip Note: $2,981,700, 0.000%, 8/15/2048; aggregate market value plus accrued interest $2,053,580; U.S. Treasury Bills: $300, 0.000%, 9/15/2020 - 9/24/2020; aggregate market value plus accrued interest $300)

80,000,000	0.030%	5/1/20	80,000,000

Fixed Income Clearing Corporation, dated 4/30/2020, repurchase price $47,632,000, value at maturity including interest earned $47,632,026 (Collateralized by: U.S. Treasury Note: $46,340,000, 2.125%, 5/15/2022; aggregate market value plus accrued interest $48,586,980.)

47,632,000	0.020%	5/1/20	47,632,000

Total Repurchase Agreements (Cost $212,632,000)	212,632,000

Total Investments (Cost $426,220,038) - 104.92%	$426,220,038
Liabilities in Excess of Other Assets - Net - (4.92)%	(19,994,091)
Net Assets - 100.00%	$406,225,947

*	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020

ASSETS
Investments, at value and cost	$213,588,038
Repurchase agreements, at value and cost	212,632,000
Cash	63,528
Interest receivable	168
Prepaid expenses and other assets	28,371
TOTAL ASSETS	426,312,105

LIABILITIES
Payable for investments purchased	19,998,961
Dividends payable	9,357
Accrued advisory fees	22,303
Payable to related parties	11,116
Accrued expenses and other liabilities	44,421
TOTAL LIABILITIES	20,086,158
NET ASSETS	$406,225,947

Net Assets Consist Of:
Paid in capital	$406,225,108
Accumulated earnings	839
NET ASSETS	$406,225,947

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$72,800,028
Shares of beneficial interest outstanding	72,769,978
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Class Shares:
Net Assets	$333,425,919
Shares of beneficial interest outstanding	333,357,012
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2020

INVESTMENT INCOME
Interest	$5,284,108
TOTAL INVESTMENT INCOME	5,284,108

EXPENSES
Investment advisory fees	307,714
Shareholder service fees:
Investor Class Shares	188,888
Administrative services fees	110,211
Transfer agent fees	69,318
Registration fees	37,405
Trustees’ fees and expenses	32,351
Professional fees	32,057
Insurance expense	28,286
Custodian fees	22,430
Printing and postage expenses	18,094
Compliance officer fees	9,990
Other expenses	20,094
TOTAL EXPENSES	876,838

Less: Fees Waived and/or expense reimbursed by the advisor	(71,370)

NET EXPENSES	805,468
NET INVESTMENT INCOME	4,478,640

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	8,479
NET REALIZED GAIN ON INVESTMENTS	8,479

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,487,119

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2020	April 30, 2019

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,478,640	$6,365,869
Net realized gain (loss) from security transactions	8,479	(769)
Net increase in net assets resulting from operations	4,487,119	6,365,100

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Shares	(1,135,161)	(788,267)
Institutional Shares	(3,346,132)	(5,587,133)
Net decrease in net assets from distributions to shareholders	(4,481,293)	(6,375,400)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Shares	174,940,397	171,496,104
Institutional Shares	2,174,203,752	2,613,304,289
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	1,135,151	788,258
Institutional Shares	292,267	338,236
Payments for shares redeemed:
Investor Shares	(174,626,140)	(124,393,467)
Institutional Shares	(2,070,861,067)	(2,674,538,544)
Net increase (decrease) in net assets from shares of beneficial interest	105,084,360	(13,005,124)

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,090,186	(13,015,424)

NET ASSETS
Beginning of year	301,135,761	314,151,185
End of year	$406,225,947	$301,135,761

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	April 30, 2020	April 30, 2019

SHARE ACTIVITY
Investor Shares:
Shares Sold	174,940,397	171,496,106
Shares Reinvested	1,135,151	788,258
Shares Redeemed	(174,626,140)	(124,393,467)
Net increase in shares of beneficial interest outstanding	1,449,408	47,890,897

Institutional Shares:
Shares Sold	2,174,203,752	2,613,304,290
Shares Reinvested	292,267	338,236
Shares Redeemed	(2,070,861,067)	(2,674,538,544)
Net increase (decrease) in shares of beneficial interest outstanding	103,634,952	(60,896,018)

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Investor Class Shares
							Five Months
	Year Ended		Year Ended	Year Ended	Year Ended		Ended		Year Ended
	April 30, 2020		April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016		November 30, 2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.013		0.017	0.008	0.003		0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.013)		(0.017)	(0.008)	(0.003)		(0.000	) (b)	(0.000	) (b)
Net realized gains	(0.000	) (b)	—	—	(0.000	) (b)	(0.000	) (b)	—
Total distributions	(0.013)		(0.017)	(0.008)	(0.003)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return	1.34%		1.74%	0.84%	0.24%		0.04	% (g)	0.00%
Net assets, at end of period (000s)	$72,800		$71,349	$23,458	$29,575		$19,973		$23,537
Ratio of gross expenses to average net assets (c)	0.44%		0.47%	0.32%	0.19%		0.43	% (f)	0.41%
Ratio of net expenses to average net assets	0.42	% (d)	0.45%	0.32%	0.20%		0.19	% (f)	0.09	% (d)
Ratio of net investment income to average net assets	1.33%		1.78%	0.82%	0.26%		0.12	% (f)	0.00	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% for the year ended April 30, 2020, 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Institutional Class Shares
							Five Months
	Year Ended		Year Ended	Year Ended	Year Ended		Ended		Year Ended
	April 30, 2020		April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016		November 30, 2015

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.015		0.020	0.010	0.002		0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.015)		(0.020)	(0.010)	(0.002)		(0.000	) (b)	(0.000	) (b)
Net realized gains	(0.000	) (b)	—	—	(0.000	) (b)	(0.000	) (b)	—
Total distributions	(0.015)		(0.020)	(0.010)	(0.002)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return	1.58%		1.99%	0.97%	0.24%		0.04	% (g)	0.00%
Net assets, at end of period (000s)	$333,426		$229,787	$290,693	$361,627		$322,688		$302,841
Ratio of gross expenses to average net assets (c)	0.22%		0.22%	0.22%	0.19%		0.28	% (f)	0.26%
Ratio of net expenses to average net assets	0.20%		0.20%	0.20%	0.20%		0.19	% (f)	0.09	% (d)
Ratio of net investment income to average net assets	1.51%		1.96%	0.96%	0.24%		0.12	% (f)	0.00	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2020

1.	ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into AdvisorOne Funds (the “Trust”) on January 23, 2012. The Fund is a diversified series of the Trust. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and offers two classes of shares: Investor Class Shares and Institutional Class Shares. The Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Each share of the Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Valuation of Securities – Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$213,588,038	$—	$213,588,038
Repurchase Agreements	—	212,632,000	—	212,632,000
Total Investments	$—	$426,220,038	$—	$426,220,038

The Fund did not hold any Level 3 securities during the period.

Repurchase Agreements – The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of April 30, 2020:

					Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities

			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
BNP Paribas Securities Corp.	$85,000,000	(1)	$—	$85,000,000	$(85,000,000)	$—	(2)	$—
Societe Generale	80,000,000	(1)	—	80,000,000	(80,000,000)	—	(2)	—
Fixed Income Clearing Corporation	47,632,000	(1)	—	47,632,000	(47,632,000)	—	(2)	—
Total	$212,632,000		$—	$212,632,000	$(212,632,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions – Security transactions are recorded on the trade date. Realized gains and losses are recorded on an identified cost basis. The cost of investments for federal income tax purposes at April 30, 2020 is the same as shown in the accompanying Portfolio of Investments.

Expenses - Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income gains to its shareholders and therefore, no provision for federal income tax has been made.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S., Nebraska and foreign jurisdictions where the Fund made significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Interest Income and Dividends to Shareholders – Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust, on behalf of the Fund, has entered into an investment advisory agreement with CLS Investments, LLC (the “Advisor”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Fund will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. For the year ended April 30, 2020, the Fund incurred $307,714 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses) do not exceed 0.45% per annum of Investor Class average daily net assets and 0.20% per annum for Institutional Class average daily net assets (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Investor Class and Institutional Class shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the Expense Limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Investor Class and Institutional Class shares subsequently exceed the Expense Limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Advisor may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement. For the year ended April 30, 2020, the Advisor waived fees/reimbursed expenses in the amount of $52,160 pursuant to the Waiver Agreement.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

The following amounts are subject to recapture by the Fund until the following dates:

April 30, 2021	April 30, 2022	April 30, 2023
$71,035	$50,283	$52,160

The Adviser has agreed to waive additional fees in order to maintain a positive yield. This agreement may be terminated at any time. For the year ended April 30, 2020, the Advisor waived an additional:

Investor	Institutional
$12,330	$6,880

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Advisor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees up to an annual rate of the average daily net assets as follows:

Shareholder
Servicing
Share Class	Fees
Investor Class Shares	0.25%
Institutional Class Shares	0.10%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended April 30, 2020, the Fund’s Investor Class shares incurred shareholder servicing fees in the amount of $188,888.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”) serves as principal underwriter for each fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan. For the year ended April 30, 2020, there were no underwriting commissions paid for sales of shares.

Administration, Fund Accounting, Transfer Agent

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustee Fees

The Trust pays each Trustee of the Trust who is not an interested person a flat fee of $80,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

4.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2020 and April 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2020	April 30, 2019
Ordinary Income	$4,878,706	$6,308,235
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,878,706	$6,308,235

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$10,196	$—	$—	$—	$(9,357)	$—	$839

The difference between book basis and tax basis undistributed net investment income and other book tax differences due to accrued dividend payable.

At April 30, 2020, the Fund had utilized capital loss carryforwards as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$—	$—	$—	$769

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Milestone Treasury Obligations Fund
and Board of Trustees of AdvisorOne Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Milestone Treasury Obligations Fund (the “Fund”), a series of AdvisorOne Funds, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each year in the four year period ended April 30, 2020, the five months ended April 30, 2016, and the year ended November 30, 2015 , and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian and brokers. Where replies were not received from brokers, we performed other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 29, 2020

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees (Investor Class); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending	Expenses	Ending	Expenses
	Portfolio’s	Account	Account	Paid	Account	Paid
	Annualized	Value	Value	During	Value	During
	Expense Ratio	11/1/19	4/30/2020*	Period**	4/30/2020*	Period**
Milestone Treasury Obligations Fund:
Investor Class	0.43%	$1,000.00	$1,012.80	$2.15	$1,022.73	$2.16
Institutional Class	0.20%	$1,000.00	$1,015.10	$1.00	$1,023.87	$1.01

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2020

The business address of each Trustee and Officer is 17645 Wright St, Omaha NE 68130. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012).	7	Northern Lights Fund Trust, and Northern Lights Variable Trust (since 2005); Alternative Strategies Fund (since 2010)
Larry A. Carter 1952	Trustee Since February 2012	Retired (since January 1, 2017); Consultant to private equity clients on grain processing industry (2004 - 2016).	7	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (since 2009).	7	Horizon Funds Trust (since 2015).
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (since 1987).	7	NONE

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee Since November 2012	Manager of NorthStar Topco, LLC and NorthStar Financial Services Group, LLC (since April 2015); Managing Director, NorthStar Financial Services Group, LLC (September 2016- June 2018); Chief Executive Officer and Manager, CLS Investments, LLC (September 2012-September 2016); Director, Constellation Trust Company (February 2013-August 2018); Director, NorthStar CTC Holdings, Inc. (April 2015-August 2018).	7	NONE
Ryan Beach 1977	President Since November 2012	President of the Trust; President (Since September 2019; September 2012-September 2016), Chief Executive Officer (September 2016 - December 2018), CLS Investments, LLC; President, Orion Portfolio Solutions, LLC (Since January 2019); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since April 2015); Chief Executive Officer (since June 2017); President, Constellation Trust Company and NorthStar CTC Holdings, Inc. (October 2015 to June 2017).	N/A	N/A
James Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Chief Compliance Officer Since September 2019	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A
Reid Peters 1983	Treasurer and Principal Financial Officer Since September 2019	Treasurer and Principal Financial Officer of the Trust (since September 2019); Controller of NorthStar Financial Services Group, LLC (since 2014)	N/A	N/A
Michael Forker 1986	Secretary Since January 2018	Secretary of the Trust (since January 2018); Assistant Secretary of the Trust (2016-2018); AML Officer of the Trust (May 2014 to April 2020); Chief Compliance Officer, CLS Investments, LLC (since May 2014); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since May 2018); Chief Risk Officer, Orion Advisor Solutions, LLC (since September 2019); Chief Compliance Officer, Orion Portfolio Solutions, LLC (since June 2018).	N/A	N/A
Jared Lahman 1986	AML Officer Since April 2020	AML Officer of the Trust (since April 2020); Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely except as provided in the Trust’s retirement policy.

(2)	The term “Fund Complex” refers to the Trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his position with NorthStar Financial Services Group, LLC, parent company of CLS Investments, LLC (investment adviser to the Funds).

(4)	The fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free 1-866-811-0225.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

A telephonic meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of AdvisorOne Funds (the “Trust”) held on April 16, 2020, the Board, including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (“CLS”) on behalf of the CLS Global Diversified Equity Fund (“Global Diversified Equity”), CLS Growth and Income Fund (“Growth and Income”), CLS Global Aggressive Equity Fund (“Global Aggressive Equity”), CLS Flexible Income Fund (“Flexible Income”), and CLS Shelter Fund (“Shelter”), (collectively the “Core Funds”), and Milestone Treasury Obligations Fund (“Milestone”) (Core Funds and Milestone are collectively referred to herein as the “Funds”) (“Advisory Agreement”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the credentials and experience of CLS personnel, noting that several members of the portfolio management team had advanced credentials including Chartered Financial Analyst, Chartered Market Technician, Certified Investment Management Analyst and Chartered Alternative Investment Analyst. The Trustees expressed confidence in the portfolio management team, citing the collaborative and open portfolio management process resulting in quality portfolio selection, analysis, and compliance monitoring. The Trustees considered CLS’s investment management strategies including the Risk Budgeting methodology and the technical and fundamental factors used to manage the non-risk budgeted funds. The Trustees discussed CLS’s robust compliance program, including the use of Factset, which has automated, to a large extent, pre-trade compliance functions, and its cooperation with the Trust’s administrator to complete post-trade compliance monitoring. The Trustees remarked that during the COVID-19 pandemic, CLS personnel were able to continue to provide uninterrupted services to the Funds without any decline in the quality of services. The Trustees considered that CLS was part of the NorthStar family of companies, which provided financial stability and organizational resources during periods of volatility. The Trustees agreed that the nature and quality of services provided by CLS were satisfactory, and that CLS had sufficient investment, compliance and financial resources to successfully manage the Funds.

Performance. The Trustees acknowledged that due to the COVID-19 pandemic and resulting market downturn, the performance of the Funds was poor in absolute terms and generally lagged peers for the quarter ended March 31, 2020. The Trustees reviewed each Fund’s performance over various time periods and agreed that each Fund’s long-term performance was more relevant, while also considering more recent data. The Trustees considered that over the long-term, each Fund’s performance was more closely aligned with its respective peers. With regards to performance, the Board also noted the following for each Fund, individually:

●	Global Aggressive Equity: The Trustees noted that for the 10 year and since inception periods ended December 31, 2019, the Fund outperformed its peer group, Morningstar category, and benchmark index. The Trustees remarked that the Fund experienced positive absolute returns for

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

the 1 and 5 year periods, but otherwise underperformed its benchmark and Morningstar category for those periods. The Trustees noted that the underperformance was a result of overweighting in value and emerging market companies, consistent with the Fund’s investment theme. The Trustees reviewed the Fund’s year to date performance as of March 31, 2020, noting that it slightly underperformed, but was generally in line with its peer group, Morningstar category and benchmark.

●	Global Diversified Equity: The Trustees noted that for the 10 year period ended December 31, 2019, the Fund performed generally in-line with its peer group, Morningstar category and benchmark index. The Trustees noted that although the Fund experienced positive absolute returns for the 1 and 5 year periods, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees noted that for the year-to-date period ended March 31, 2020, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees noted that the contributors to underperformance were international equities, value-oriented equities and small cap companies. Further, the Trustees noted that the Fund was invested in financials and energy, which performed very poorly during the COVID-19 related market downturn.

●	Growth and Income: The Trustees noted that for the 1, 5 and 10 year periods ended December 31, 2019, the Fund performed in-line with its peer group and Morningstar category but underperformed its benchmark index. The Trustees commented that for the since-inception period, the Fund underperformed its benchmark, Morningstar category and peer group. The Trustees noted that for the year-to-date period ended March 31, 2020, the Fund experienced negative absolute returns and underperformed its peer group and Morningstar category, but outperformed its benchmark index. The Trustees noted that the underperformance was a result of overweight in certain sectors consistent with the Fund’s investment theme.

●	Flexible Income: The Trustees noted that for the 1 year period ended December 31, 2019, the Fund outperformed its peer group, Morningstar category and benchmark index. The Trustees commented that the Fund performed generally in-line with its peer group, Morningstar category and benchmark index for the 5, 10 and since inception periods. The Trustees discussed that for the quarter ended March 31, 2020, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees considered that the Fund lagged its benchmarks for the quarter ended March 31, 2020 because it had a much higher allocation to equity and was overweight in areas such as emerging market bonds.

●	Shelter: The Trustees discussed that the Fund outperformed its peer group and Morningstar category for all periods ended December 31, 2019. The Trustees considered that the Fund had a higher allocation to equities than its peers. The Trustees noted that the Fund underperformed its benchmark index for all periods, including 1, 5, 10 year and since inception. For the quarter ended March 31, 2020, the Trustees noted that the Fund underperformed its peer group and Morningstar category, but outperformed its benchmark index.

●	Strategic Global Equity: The Trustees discussed that the Fund’s inception date was May 15, 2019, and since inception, as of December 31, 2019, it had outperformed its peer group and Morningstar category and performed in line with its benchmark index. The Trustees noted that the Fund slightly outperformed its peer group for the three months ended March 31, 2020 and underperformed its Morningstar category and benchmark index.

●	Milestone: The Trustees considered that the Institutional share class outperformed the peer group average and Morningstar category for the 1, 5, 10 year and since inception periods ended December 31, 2019. The Trustees remarked that the Investor share class similarly outperformed its peers and Morningstar category for all periods. The Trustees noted that the Fund was outperformed by the benchmark index for all periods. The Trustees discussed the Fund’s performance for the quarter ended March 31, 2020, noting that it performed in line with all peers, but slightly underperformed the benchmark index for the quarter ended March 31, 2020.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

After further discussion and based upon the information noted above and the information provided by CLS about each Fund’s performance versus its respective benchmark over various time periods, the Board concluded that performance of each Fund was reasonable.

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Funds relative to each Fund’s adviser selected peer group and Morningstar category and noted the following:

●	Global Aggressive Equity: The Trustees noted the Fund’s advisory fee was in line with the peer group average and higher than the Morningstar category average, and the expense ratio was higher than the peer group and the Morningstar category average. With respect to the expense ratio, the Trustees noted that without acquired fund fees and expenses, the Fund’s expense ratio was in line with that of its peers.

●	Global Diversified Equity: The Trustees noted the Fund’s advisory fee was in line with the peer group average and higher than the Morningstar category average, and the expense ratio was higher than the peer group and the Morningstar category average. With respect to the expense ratio, the Trustees noted that without acquired fund fees and expenses, the Fund’s expense ratio was in line with that of its peers.

●	Growth and Income: The Trustees noted the Fund’s advisory fee was higher than the average for the peer group and the Morningstar category and the expense ratio was in line with the peer group and Morningstar category when not including acquired fund fees and expenses. The Trustees noted that with respect to the Morningstar category peers, the Fund had a smaller asset base than its peers and many of the peer funds were proprietary fund-of-funds, for which fees and expenses appear lower because of their structure.

●	Flexible Income: The Trustees noted the Fund’s advisory fee was slightly lower than the peer group average and in line with the Morningstar category average. The Trustees noted that the expense ratio for the Fund was higher than its peer group and Morningstar category average, but was in line with its peers without acquired fund fees and expenses.

●	Shelter: The Trustees noted the Fund’s advisory fee and expense ratio were lower than the peer group average and the Morningstar category average.

●	Strategic Global Equity: The Trustees commented that the Fund’s advisory fee was lower than the peer group average but above the Morningstar category average. The Trustees noted that the Fund’s expense ratio was higher than the peer group and Morningstar category averages.

●	Milestone: The Trustees noted the Fund’s advisory fee and expense ratio was lower than both peer group averages and the Morningstar category average.

The Board agreed that the advisory fees and expenses for each Fund were within reasonable range of each Fund’s peer group and Morningstar category. The Board concluded that, given the quality and experience of the personnel providing services to the Funds, the advisory fees and expenses of each Fund were not unreasonable.

Profitability. The Board considered the profits realized by CLS in connection with the operation of each Fund and considered whether the amount of profit was a fair entrepreneurial profit for the management of the Fund. The Trustee’s noted that CLS earned reasonable profits with respect to each Fund, except for Strategic Global Equity, which it was still managing at a loss. The Trustees discussed the internal restructuring at NorthStar and how this impacted the allocation of expenses across the Funds. The Board concluded that the profits realized by CLS were not unreasonable.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

Economies of Scale. The Board considered whether economies of scale had been attained with respect to the management of the Funds. They discussed the expense limitation and fee waivers provided by CLS. The Board noted that although the Funds had not yet reached asset levels with economies, CLS was willing to consider economies in the future if Fund assets realize significant growth, and that current margins were in-line with their expectations. After discussion, it was the consensus of the Board that it would not request any changes to the management fee structure at this time.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement were not unreasonable and renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended April 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Advisor
CLS Investments, LLC
17605 Wright Street
Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474
1-866-811-0225

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is authorized for distribution only to current shareholders and to others who have received a copy of the Milestone Fund’s prospectus.

A description of the Fund’s proxy voting policies and procedures is available without charge and upon request by calling 1-866-811-0225 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission monthly on Form N-MFP. The Fund’s Form N-MFP is available on the Commission’s website at http://www.sec.gov.

Milestone Treasury Obligations Fund

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

1-866-811-0225

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Larry Carter is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Carter is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2020 $ 85,500

FY 2019 $ 85,500

(b)	Audit-Related Fees

FY 2020 $ 0

FY 2019 $ 0

Nature of the fees:

(c)	Tax Fees

FY 2020 $ 17,900

FY 2010 $ 17,900

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees

                                                Registrant Adviser

FY 2020                    $ 0            $ 0

FY 2019                    $ 0            $ 0

Nature of the fees:

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2020 Services Approved by the Audit Committee

                                                                                     Registrant Adviser

Audit-Related Fees:                           0%          0%

Tax Fees:                                              0%          0%

All Other Fees:                                    0%           0%

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                              Registrant           Adviser

FY 2020                $ 17,900              $ None

FY 2019                $ 17,900               $ None

(h)        Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2020.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/20

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 6/30/20